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Institutional & K Class Prospectus | Baillie Gifford U.S. Discovery Fund
Baillie Gifford U.S. Discovery Fund
Investment Objective
Baillie Gifford U.S. Discovery Fund seeks capital appreciation.
Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Institutional & K Class Prospectus - Baillie Gifford U.S. Discovery Fund - USD ($)	Class K	Institutional Class
	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional & K Class Prospectus - Baillie Gifford U.S. Discovery Fund		Class K	Institutional Class
Management Fees	[1]	0.67%	0.67%
Distribution (12b-1) Fees		none	none
Other Expenses	[2]	6.23%	6.23%
Total Annual Fund Operating Expenses		6.90%	6.90%
Fee Waiver and/or Expense Reimbursement	[3]	(6.08%)	(6.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.82%	0.82%
[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
[2]	Other Expenses for Institutional Class are expected to be higher than those of Class K in the future, since Institutional Class is expected to bear sub-accounting expenses.
[3]	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear other expenses of the Fund until April 30, 2024 to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.82% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement are expected to exceed 0.82% for Institutional Class in the future due to sub-accounting expenses.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - Institutional & K Class Prospectus - Baillie Gifford U.S. Discovery Fund - USD ($)	Class K	Institutional Class
1 Year	$ 84	$ 84
3 Years	1,494	1,494
5 Years	2,852	2,852
10 Years	$ 6,026	$ 6,026

Expense Example No Redemption - Institutional & K Class Prospectus - Baillie Gifford U.S. Discovery Fund - USD ($)	Class K	Institutional Class
1 Year	$ 84	$ 84
3 Years	1,494	1,494
5 Years	2,852	2,852
10 Years	$ 6,026	$ 6,026

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of smaller, publicly traded U.S. companies that are perceived to be innovative and entrepreneurial, such as by disrupting existing markets or creating entirely new ones, and that have strong growth potential.

In selecting portfolio investments, the portfolio managers seek to discover innovative and entrepreneurial companies through a process that involves considering, among other things, a potential holding's market opportunity, competitive edge, corporate culture, and scalability prospects. The inclusion of "discovery" in the Fund's name does not reflect an intent to invest in any particular type of investment or industry.

When selecting companies for initial inclusion in the portfolio, the portfolio managers focus on publicly traded companies with a market capitalization in the region of $10 billion or lower at the time of initial purchase. Because the Fund is managed in accordance with an established model investment strategy operated by the portfolio managers, the Fund's portfolio is expected to include a number of companies with market capitalizations of greater than $10 billion at the time the Fund commences investment operations. These are companies that had market capitalizations of less than $10 billion at the time of inclusion in the model investment strategy, but which have subsequently grown. In addition, because the Fund expects to continue to hold, and potentially increase its investment in, portfolio companies whose market capitalizations increase subsequent to the initial purchase, the Fund expects over time to have a substantial portion of its portfolio invested in companies with a market capitalization in excess of $10 billion. Under normal circumstances, the Fund invests at least 80% of its assets in securities of small- and mid-capitalization companies, which the Manager defines as companies with market capitalizations of $30 billion or less.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers located in the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may participate in initial public offerings ("IPOs").

The portfolio managers select companies without being constrained by the Fund's benchmark, the Russell 2500 Growth Index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 40 and 75 growth stocks with the potential to outperform the Fund's benchmark over the long term. The Fund intends to operate as a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund aims to hold securities for long periods (typically at least 5 years) which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. Consistent with this investment outlook, the portfolio managers seek to identify companies with the potential to sustain financial growth over the long term. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

Principal Risks
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares

Highest Quarterly Return: 1.30% (Q4, 2022) Lowest Quarterly Return: -31.84% (Q2, 2022)
Average Annual Total Returns for Periods Ended December 31, 2022

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Average Annual Returns - Institutional & K Class Prospectus - Baillie Gifford U.S. Discovery Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class		(45.72%)	(36.59%)	May 05, 2021
Class K		(45.72%)	(36.59%)	May 05, 2021
After Taxes on Distributions | Institutional Class		(45.72%)	(36.62%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class		(27.06%)	(26.81%)
Russell 2500 Growth Index	[1]	(26.21%)	(15.52%)	May 05, 2021
[1]	The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group").© LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. "Russell®" is a trademark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. "TMX®" is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.